Note 9 - Stock-based Compensation - Nonvested Share Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unvested, shares under option (in shares)	397,875	42,500
Unvested, weighted average grant-date fair value (in dollars per share)	$ 2.03	$ 4.83
Granted, shares under option (in shares)	1,000	733,400	404,000
Granted, weighted average grant-date fair value (in dollars per share)		$ 2.09
Vested, shares under option (in shares)		(378,025)
Vested, weighted average grant-date fair value (in dollars per share)		$ 2.41
Forfeitures, shares under option (in shares)
Forfeitures, weighted average grant-date fair value (in dollars per share)
Unvested, shares under option (in shares)		397,875	42,500
Unvested, weighted average grant-date fair value (in dollars per share)		$ 2.03	$ 4.83